Provisions, contingent assets and contingent liabilities - Narrative (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
At amortized cost	R$ 164,029	R$ 136,713
Net amount receivables from reimbursement of provisions
Disclosure of transactions between related parties [line items]
At amortized cost	387	358
Civil lawsuits
Disclosure of transactions between related parties [line items]
Total estimated risk	4,043	5,480
Labor claims
Disclosure of transactions between related parties [line items]
Total estimated risk	1,236	1,048
Tax and social security obligations
Disclosure of transactions between related parties [line items]
Non-compensatory amounts	42,145	R$ 52,872
INSS
Disclosure of transactions between related parties [line items]
Non-compensatory amounts	2,412
ISS
Disclosure of transactions between related parties [line items]
Funding expenses	9,413
IRPJ, CSLL, PIS and COFINS
Disclosure of transactions between related parties [line items]
Revenue from rendering of services	5,808
Additional recognition, goodwill	2,476
IRPJ and CSLL
Disclosure of transactions between related parties [line items]
Increase (decrease) in goodwill	1,690
Deductibility of losses in credit operations	5,848
Deductibility of loss in loan operations	3,679
PIS and COFINS
Disclosure of transactions between related parties [line items]
Provisions recognized for tax and social securities lawsuits	34
Deposit balance	10
Net effect on income	550
Reversal of revenues from depreciation in excess	R$ 3,646